Note 5 - Investment in Interest-earning Time Deposits - Investment in Interest-earnings Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Due in one year or less	$ 1,000	$ 2,541
Due after one year through five years	912	1,292
Total	$ 1,912	$ 3,833